Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Summary of intangible assets

	2023
	Exploration and evaluation US$m	Trademarks, patented and non-patented technology US$m	Contract-based intangible assets US$m	Other intangible assets(a) US$m	Total US$m
Net book value
At 1 January 2023	1,368	12	1,875	390	3,645
Adjustment on currency translation	—	1	52	8	61
Additions(b)	471	—	—	121	592
Amortisation for the year	—	(4)	(7)	(113)	(124)
Impairment reversal(c)	231	—	—	—	231
Newly consolidated operations(d)	85	—	—	—	85
Disposals, transfers and other movements	(176)	—	33	42	(101)
At 31 December 2023	1,979	9	1,953	448	4,389
– cost (c)	1,989	222	2,996	1,926	7,133
– accumulated amortisation and impairment (c)	(10)	(213)	(1,043)	(1,478)	(2,744)

	2022
	Exploration and evaluation US$m	Trademarks, patented and non-patented technology US$m	Contract-based intangible assets US$m	Other intangible assets (a) US$m	Total US$m
Net book value
At 1 January 2022	363	22	2,008	439	2,832
Adjustment on currency translation	(22)	(2)	(114)	(24)	(162)
Additions	207	5	—	106	318
Amortisation for the year	—	(13)	(9)	(137)	(159)
Impairment reversal(c)	150	—	—	—	150
Subsidiaries no longer consolidated(c)	(150)	—	—	—	(150)
Newly consolidated operations(d)	822	—	—	—	822
Disposals, transfers and other movements	(2)	—	(10)	6	(6)
At 31 December 2022	1,368	12	1,875	390	3,645
– cost	3,030	211	2,908	1,732	7,881
– accumulated amortisation and impairment	(1,662)	(199)	(1,033)	(1,342)	(4,236)
(a)Carbon abatement spend of US$61 million in 2023 (2022: US$33 million) relates to procurement of carbon units and RECs included within “Other intangible assets” on initial recognition and charged to the income statement when surrendered.
(b)In the current year, additions to exploration and evaluation assets includes US$4 million of interest capitalised. Our average borrowing rate, excluding any project finance, used for capitalisation of interest is 7.50% (2022: 5.60%).
(c)The impairment reversal in the current year relates to the Simandou project, this also impacted cost and accumulated impairment due to derecognition of historical exploration and evaluation costs. In 2022, the impairment reversal and disposal related to our sale of the Roughrider uranium project. Refer to note 4 for details.
(d)In the current year, the acquisition relates to our purchase of Meridian Minera Limitada’s 57.7% share in Agua de la Falda. In 2022, the acquisition related to our purchase of Rincon, a lithium project in Argentina. Refer to note 5 for details.
Where amortisation is calculated on a straight line basis, the following useful lives have been determined:

	Trademarks, patented and non-patented technology		Contract-based intangible assets		Other intangible assets
Type of intangible	Trademarks	Patented and non-patented technology	Power contracts/water rights	Other purchase and customer contracts	Internally generated intangible assets and computer software	Other intangible assets
Amortisation profile	14 to 20 years	10 to 20 years	2 to 45 years	5 to 15 years	2 to 5 years	2 to 20 years